Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Deferred tax assets	$ 161	$ 108
Less: Valuation allowance	(44)	(37)
Subtotal	117	71
Deferred tax liabilities	(40)	(16)
Net deferred tax asset	$ 77	$ 55